Discontinued Operations (Schedule of Operating Results) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) from Discontinued Operations, net of tax									$ (460.5)		$ 351.7		$ 302.1
Net Income Attributable to Noncontrolling Interests of Discontinued Operations									7.9		7.1		7.1
Income (Loss) from discontinued operations, net of tax, attributable to Air Products	$ 104.6	$ 96.5	$ (752.2)	$ 82.7	$ 70.8	$ 97.3	$ 101.6	$ 74.9	(468.4)		344.6		295.0
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales									2,020.7		2,070.6		2,063.5
Cost of sales									1,250.7		1,345.9		1,433.1
Selling and administrative									167.1		168.7		168.4
Research and development									61.3		62.4		62.9
Other income (expense), net									(6.3)		(27.7)	[1]	5.6
Operating Income (Loss)									535.3		465.9		404.7
Equity affiliate's income									1.6		2.2		2.5
Interest expense									0.3		0.7		1.1
Income (loss) Before Taxes									536.6	[2]	467.4	[3]	406.1	[4]
Income tax provision									150.5		115.7		107.9
Income (loss) from operations of discontinued operations, net of tax									386.1				298.2
Loss on disposal, net of tax									(846.6)
Gain on sale of business, net of tax													3.9
Income (loss) from Discontinued Operations, net of tax									(460.5)		351.7		302.1
Net Income Attributable to Noncontrolling Interests of Discontinued Operations									7.9		7.1		7.1
Income (Loss) from discontinued operations, net of tax, attributable to Air Products									(468.4)		344.6		295.0
Income (loss) from discontinued operations, before income tax, attributable to Air Products									527.1		458.9		397.6
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Electronic Materials [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales									961.6		984.1		922.8
Cost of sales									521.6		586.8		612.0
Selling and administrative									87.7		86.4		79.3
Research and development									40.8		37.5		35.7
Other income (expense), net									2.2		(18.5)	[1]	5.4
Operating Income (Loss)									313.7		254.9		201.2
Equity affiliate's income									0.2		1.0		1.7
Interest expense									0.3		0.1		0.3
Income (loss) Before Taxes									313.6		255.8		202.6
Income tax provision									73.4		49.7		45.7
Income (loss) from operations of discontinued operations, net of tax									240.2				156.9
Loss on disposal, net of tax									0.0
Gain on sale of business, net of tax													0.0
Income (loss) from Discontinued Operations, net of tax									240.2		206.1		156.9
Net Income Attributable to Noncontrolling Interests of Discontinued Operations									7.9		7.1		7.1
Income (Loss) from discontinued operations, net of tax, attributable to Air Products									232.3		199.0		149.8
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Performance Materials [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales									1,059.1		1,086.5		1,132.2
Cost of sales									704.5		754.0		810.0
Selling and administrative									76.6		79.9		83.2
Research and development									19.6		23.2		25.6
Other income (expense), net									4.2		(9.2)	[1]	0.3
Operating Income (Loss)									262.6		220.2		213.7
Equity affiliate's income									1.4		1.2		0.8
Interest expense									0.0		0.6		0.8
Income (loss) Before Taxes									264.0		220.8		213.7
Income tax provision									80.5		68.4		65.6
Income (loss) from operations of discontinued operations, net of tax									183.5				148.1
Loss on disposal, net of tax									0.0
Gain on sale of business, net of tax													0.0
Income (loss) from Discontinued Operations, net of tax									183.5		152.4		148.1
Net Income Attributable to Noncontrolling Interests of Discontinued Operations									0.0		0.0		0.0
Income (Loss) from discontinued operations, net of tax, attributable to Air Products									183.5		152.4		148.1
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Energy-from-Waste [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales									0.0	[5]	0.0	[6]	0.0	[7]
Cost of sales									24.6	[5]	5.1	[6]	4.7	[7]
Selling and administrative									2.8	[5]	2.4	[6]	4.6	[7]
Research and development									0.9	[5]	1.7	[6]	1.6	[7]
Other income (expense), net									(12.7)	[5]	0.0	[6]	0.0	[7]
Operating Income (Loss)									(41.0)	[5]	(9.2)	[6]	(10.9)	[7]
Equity affiliate's income									0.0	[5]	0.0	[6]	0.0	[7]
Interest expense									0.0	[5]	0.0	[6]	0.0	[7]
Income (loss) Before Taxes									(41.0)	[5]	(9.2)	[6]	(10.9)	[7]
Income tax provision									(3.4)	[5]	(2.4)	[6]	(3.4)
Income (loss) from operations of discontinued operations, net of tax									(37.6)	[5]			(7.5)	[7]
Loss on disposal, net of tax			$ (846.6)						(846.6)
Gain on sale of business, net of tax													0.0
Income (loss) from Discontinued Operations, net of tax									(884.2)		(6.8)	[6]	(7.5)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations									0.0		0.0		0.0
Income (Loss) from discontinued operations, net of tax, attributable to Air Products									$ (884.2)		$ (6.8)		(7.5)
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | European Homecare Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales													8.5
Cost of sales													6.4
Selling and administrative													1.3
Research and development													0.0
Other income (expense), net													(0.1)
Operating Income (Loss)													0.7
Equity affiliate's income													0.0
Interest expense													0.0
Income (loss) Before Taxes													0.7
Income tax provision													0.0
Income (loss) from operations of discontinued operations, net of tax													0.7
Gain on sale of business, net of tax													3.9
Income (loss) from Discontinued Operations, net of tax													4.6
Net Income Attributable to Noncontrolling Interests of Discontinued Operations													0.0
Income (Loss) from discontinued operations, net of tax, attributable to Air Products													$ 4.6

[1]	Primarily includes business restructuring and cost reduction actions.
[2]	In 2016, income before taxes from operations of discontinued operations attributable to Air Products was $527.1.
[3]	In 2015, income before taxes from operations of discontinued operations attributable to Air Products was $458.9.
[4]	In 2014, income before taxes from operations of discontinued operations attributable to Air Products was $397.6.
[5]	The loss from operations of discontinued operations for EfW primarily relates to project suspension costs, land leases, and administrative costs.
[6]	The loss from operations of discontinued operations for EfW primarily relates to land leases and administrative costs.
[7]	The loss from operations of discontinued operations for EfW primarily relates to land leases and administrative costs.